OTHER CURRENT ASSETS AND LIABILITIES - Schedule of Details of Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous Current Assets and Liabilities [Abstract]
Value added tax receivable	$ 5,445,064	$ 1,722,404
Prepaid insurance	487,382	533,915
Others	777,109	512,790
Total	$ 6,709,555	$ 2,769,109